Provisions - Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	¥ 81,520	¥ 30,130	¥ 51,172
Non-cash, depreciation and impairment	1,442	14,606	3,417
Total	82,962	44,736	54,589
Severance
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	17,574	6,397	32,290
Consulting fees
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	19,040	7,205	7,271
Other
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	¥ 44,906	¥ 16,528	¥ 11,611